COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
17. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2018, commitments outstanding for the purchases of property, plant and equipment approximated
$
222.7
 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2018 were principally for the office rental from Daqo Group. The lease expense was $31,076, $37,756 and $38,633 for the years ended December 31, 2016, 2017 and 2018, respectively.

Future minimum lease payments are as follows:
Year ending December 31, 2019	$11,279